UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the quarterly distribution period from February 10, 2005 to June 25, 2005

Commission File Number of issuing entity: 333-119762

PG&E ENERGY RECOVERY FUNDING LLC

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 1-2348

PACIFIC GAS AND ELECTRIC COMPANY

(Exact name of depositor and sponsor as specified in its charter)

Delaware	20-1707696
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

245 Market Street, Room 424 San Francisco, CA 94105	94105
(Address of principal executive offices of issuing entity)	(Zip Code)

(415) 973-6252
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

	Registered/reported pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Energy Recovery Bonds, Series 2005-1, Class A-1	☐	☐	☒
Energy Recovery Bonds, Series 2005-1, Class A-2	☐	☐	☒
Energy Recovery Bonds, Series 2005-1, Class A-3	☐	☐	☒
Energy Recovery Bonds, Series 2005-1, Class A-4	☐	☐	☒
Energy Recovery Bonds, Series 2005-1, Class A-5	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes  ☒     No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 was June 24, 2005.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Series 2005-1 Energy Recovery Bonds (the “Series 2005-1 Bonds”), dated February 3, 2005, and related Prospectus, dated February 3, 2005 (the “Prospectus”), of PG&E Energy Recovery Funding LLC (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(2) of the Securities Act of 1933 on February 7, 2005.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Series 2005-1 Bonds will be made with respect to the June 25, 2005 distribution date.  Because revenues were lower than projected for this collection period, $2,849,176 will be withdrawn from the Capital Subaccount in order to make bondholder payments.  In addition, the scheduled Overcollateralization Subaccount deposit of $304,494 will not be made.  Pacific Gas and Electric Company, in its capacity as servicer, is determining whether an interim true-up adjustment to the dedicated rate component charge may be appropriate.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

On June 13, 2005, the California Court of Appeal denied petitions filed by the City and County of San Francisco and Aglet Consumer Alliance in April 2004 seeking review of the California Public Utilities Commission orders approving the settlement agreement entered into on December 19, 2003 among PG&E Corporation, Pacific Gas and Electric Company and the California Public Utilities Commission to resolve Pacific Gas and Electric Company’s Chapter 11 case.  This litigation was described in the Prospectus under the caption “Risk Factors – Risks Associated with Judicial, Legislative or Regulatory Actions.”  As of the close of business on Friday, June 24, 2005, no appeal of this denial had been docketed by the California Supreme Court.

ITEM 3 – Sales of Securities and Use of Proceeds.

The Issuing Entity’s registration statement on Form S-3, Commission File No. 333-119762 (the “Registration Statement”), was declared effective by the Securities and Exchange Commission on January 28, 2005.

The offering of the Series 2005-1 Bonds, in the aggregate principal amount of $1,887,864,000 commenced on January 31, 2005 and closed on February 10, 2005.  The Series 2005-1 Bonds are the only securities offered and sold to date under the Registration Statement.

The Issuing Entity intends to offer and sell additional securities pursuant to the Registration Statement, and such securities will be secured by separate, additional recovery property.  Morgan Stanley & Co. Incorporated, Citigroup Global Markets Inc. and Lehman Brothers Inc. were the managing underwriters of the Series 2005-1 Bonds.  The following sets forth additional information regarding the Series 2005-1 Bond offering:

Class	Initial Principal Amount	Price	Underwriting Discounts and Commissions	Net Proceeds to Issuing Entity
Class A-1	$268,000,000	99.9837%	0.25%	99.7337%
Class A-2	$647,000,000	99.9791%	0.35%	99.6291%
Class A-3	$320,000,000	99.9624%	0.40%	99.5624%
Class A-4	$468,000,000	99.9949%	0.45%	99.5449%
Class A-5	$184,864,000	99.9953%	0.47%	99.5253%

From the effective date of the Registration Statement to June 25, 2005, the amount of expenses incurred for the account of the Issuing Entity in connection with the issuance and distribution of the Series 2005-1 Bonds consisted of approximately $7.2 million in underwriting discounts and commissions, approximately $1.9 million in expenses paid to or for underwriters, and approximately $5.3 million for other expenses, for a total of approximately $14.4 million.  After deducting the foregoing expenses, the net proceeds to the Issuing Entity were approximately $1.873 billion.  The Issuing Entity believes that these are reasonable estimates of the respective expenses incurred during this time period in connection with the offer and sale of the Series 2005-1 Bonds.  No such expenses were paid either directly or indirectly to directors, officers or affiliates of the Issuing Entity during this period, except that the Issuing Entity reimbursed Pacific Gas and Electric Company for certain expense payments that had been advanced by Pacific Gas and Electric Company.

The Issuing Entity used the proceeds from the sale of all of the Series 2005-1 Bonds and other funds contributed by Pacific Gas and Electric Company, its sole equity member, to purchase the recovery property relating to the Series 2005-1 Bonds from Pacific Gas and Electric Company, as described in the Registration Statement, for a purchase price of $1,887,864,000.

ITEM 9 – Exhibits

(a)	Documents filed as part of this report:

99.1	Quarterly Servicer’s Certificate dated June 24, 2005

(b)	Exhibits required by this Form and Item 601 of Regulation S-K:

3.1

Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on October 5, 2004 (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity’s Amendment No. 1 to Registration Statement No. 333-119762 filed with the Securities and Exchange Commission on December 20, 2004)

3.2

Limited Liability Company Agreement of the Issuing Entity executed as of October 5, 2004 (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity’s Amendment No. 1 to Registration Statement No. 333-119762 filed with the Securities and Exchange Commission on December 20, 2005)

4.1

Indenture dated as of February 10, 2005 between the Issuing Entity and Deutsche Bank National Trust Company providing for the issuance of Series 2005-1 Bonds (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity’s Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

4.2

Form of Series 2005-1 Energy Recovery Bond (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity’s Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

10.1

Recovery Property Purchase and Sale Agreement dated as of February 10, 2005 between the Issuing Entity and Pacific Gas and Electric Company (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity’s Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

10.2

Recovery Property Servicing Agreement dated as of February 10, 2005 between the Issuing Entity and Pacific Gas and Electric Company (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity’s Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

99.1	Quarterly Servicer’s Certificate dated June 24, 2005.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: June 27, 2005

PG&E ENERGY RECOVERY FUNDING LLC
(Issuing Entity)

By: Pacific Gas and Electric Company, as Servicer

	By:	/s/ Nicholas M. Bijur
Name: Nicholas M. Bijur
Title: Assistant Treasurer